Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Debt Summarized by Interest Rates and Currencies

As of December 31, 2018 and 2017, CEMEX’s consolidated debt summarized by interest rates and currencies, was as follows:

		2018				2017
		Short-term	Long-term	Total		Short-term	Long-term	Total
Floating rate debt	Ps	262	66,819	67,081	Ps	7,282	53,389	60,671
Fixed rate debt		621	115,255	115,876		9,691	123,633	133,324

	Ps	883	182,074	182,957	Ps	16,973	177,022	193,995

Effective rate[1]
Floating rate		7.8%	3.6%			6.1%	3.0%
Fixed rate		4.2%	5.6%			4.8%	5.7%

	2018				2017
Currency	Short- term	Long- term	Total	Effective rate[1]	Short- term	Long- term	Total	Effective rate[1]
Dollars	589	114,696	115,285	5.8%	6,206	107,508	113,714	5.9%
Euros	12	52,368	52,380	3.3%	9,705	54,906	64,611	3.5%
Pounds	—	8,631	8,631	2.9%	—	9,141	9,141	2.6%
Philippine pesos	52	5,041	5,093	4.6%	—	5,408	5,408	4.6%
Other currencies	230	1,338	1,568	5.9%	1,062	59	1,121	6.2%

	883	182,074	182,957		16,973	177,022	193,995

1	In 2018 and 2017, represents the weighted-average nominal interest rate of the related debt agreements.

Summary of Consolidated Debt by Type of Instrument

As of December 31, 2018 and 2017, CEMEX’s consolidated debt summarized by type of instrument, was as follow:

2018		Short- term	Long- term	2017		Short- term	Long- term
Bank loans				Bank loans
Loans in foreign countries, 2019 to 2024	Ps	614	6,436	Loans in foreign countries, 2018 to 2022	Ps	910	5,439
Syndicated loans, 2020 to 2022		—	62,460	Syndicated loans, 2018 to 2022		—	50,132

		614	68,896			910	55,571

Notes payable				Notes payable
Medium-term notes, 2023 to 2026		—	110,157	Medium-term notes, 2018 to 2026		224	133,949
Other notes payable, 2019 to 2025		140	3,150	Other notes payable, 2018 to 2025		154	3,187

		140	113,307			378	137,136

Total bank loans and notes payable		754	182,203	Total bank loans and notes payable		1,288	192,707
Current maturities		129	(129)	Current maturities		15,685	(15,685)

	Ps	883	182,074		Ps	16,973	177,022

Summary of Changes in Consolidated Debt

Changes in consolidated debt for the years ended December 31, 2018, 2017 and 2016 were as follows:

		2018	2017	2016
Debt at beginning of year	Ps	193,995	236,238	229,343
Proceeds from new debt instruments		43,765	93,620	48,748
Debt repayments		(53,025)	(131,446)	(89,792)
Foreign currency translation and accretion effects		(1,778)	(4,417)	47,939

Debt at end of year	Ps	182,957	193,995	236,238

Summary of Non-Current Notes Payable

As of December 31, 2018 and 2017, non-current notes payable for Ps113,307 and Ps137,136, respectively, was detailed as follows:

Description	Date of issuance	Issuer [1,2]	Currency	Principal amount	Rate[1]	Maturity Date	Repurchased amount US$	Outstanding amount[3] US$	2018		2017
April 2026 Notes[8]	16/Mar/16	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.75%	16/Apr/26	—	1,000		Ps19,575	19,568
July 2025 Notes	02/Apr/03	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/25	—	150		3,042	3,061
March 2025 Notes	03/Mar/15	CEMEX, S.A.B. de C.V.	Dollar	750	6.125%	05/May/25	—	750		14,696	14,691
January 2025 Notes	11/Sep/14	CEMEX, S.A.B. de C.V.	Dollar	1,100	5.70%	11/Jan/25	(29)	1,071		20,994	20,988
December 2024 Notes[7]	05/Dec/17	CEMEX, S.A.B. de C.V.	Euro	650	2.75%	05/Dec/24	—	745		14,572	15,257
June 2024 Notes[8]	14/Jun/16	CEMEX Finance LLC	Euro	400	4.625%	15/Jun/24	—	458		8,968	9,390
April 2024 Notes	01/Apr/14	CEMEX Finance LLC	Dollar	1,000	6.00%	01/Apr/24	(10)	990		18,995	18,924
March 2023 Notes	03/Mar/15	CEMEX, S.A.B. de C.V.	Euro	550	4.375%	05/Mar/23	—	630		12,356	12,938
October 2022 Notes[6]	12/Oct/12	CEMEX Finance LLC	Dollar	1,500	9.375%	12/Oct/22	(1,500)	—		—	—
January 2022 Notes[4]	11/Sep/14	CEMEX, S.A.B. de C.V.	Euro	400	4.75%	11/Jan/22	(480)	—		—	9,434
April 2021 Notes[8]	01/Apr/14	CEMEX Finance LLC	Euro	400	5.25%	01/Apr/21	(480)	—		—	—
January 2021 Notes[5,8]	02/Oct/13	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.25%	15/Jan/21	(1,000)	—		—	6,606
December 2019 Notes[6,8]	12/Aug/13	CEMEX, S.A.B. de C.V.	Dollar	1,000	6.50%	10/Dec/19	(1,000)	—		—	—
October 2018 Variable Notes[5,8]	02/Oct/13	CEMEX, S.A.B. de C.V.	Dollar	500	L+475bps	15/Oct/18	(500)	—		—	6,154
Other notes payable										109	125

									Ps	113,307	137,136

1

The letter “L” included above refers to LIBOR, which represents the London Inter-Bank Offered Rate, variable rate used in international markets for debt denominated in U.S. dollars. As of December 31, 2018 and 2017, 3-Month LIBOR rate was 2.8076% and 1.6943%, respectively. The contraction “bps” means basis points. One hundred basis points equal 1%.

2

Unless otherwise indicated, all issuances are fully and unconditionally guaranteed by CEMEX, S.A.B. de C.V., CEMEX México, S.A. de C.V., CEMEX Concretos, S.A. de C.V., Empresas Tolteca de México, S.A. de C.V., New Sunward Holding B.V., CEMEX España, S.A., CEMEX Asia B.V., CEMEX Corp., CEMEX Africa & Middle East Investments B.V., CEMEX Finance LLC, CEMEX France Gestion, (S.A.S.), CEMEX Research Group AG and CEMEX UK. In March 2018, CEMEX Egyptian Investments B.V. changed its legal name to CEMEX Africa & Middle East Investments B.V.

3	Presented net of all outstanding notes repurchased and held by CEMEX’s subsidiaries.
4

On January 10, 2018, CEMEX completed the purchase of the outstanding amount of the January 2022 Notes for an aggregate principal amount of €400 using available funds from the issuance of the December 2024 Notes by means of an offer communicated on November 28, 2017.

5	In March 2018, CEMEX early redeemed the outstanding amount of the October 2018 Variable Notes and the January 2021 Notes for US$313 and US$341, respectively.
6

In December 2017, CEMEX repurchased the outstanding amount of the December 2019 Notes for an aggregate principal amount of US$611. During September and October 2017, CEMEX repurchased US$1,044 aggregate principal amount of the October 2022 Notes that remained outstanding.

7	On December 5, 2017, CEMEX issued €650 of 2.75% senior secured notes due December 5, 2024 (the “December 2024 Notes”). The proceeds were used to repay other indebtedness.
8

In May 2017, CEMEX redeemed the remaining €400 of aggregate principal amount of the April 2021 Notes. Moreover, in February 2017, CEMEX repurchased US$385 aggregate principal amount of the January 2021 Notes and US$90 of the December 2019 Notes. In addition, during 2016, using available funds from the issuance of the April 2026 Notes, the June 2024 Notes, the sale of assets and cash flows provided by operating activities, CEMEX completed the purchase of US$178 principal amount of the October 2018 Variable Notes and US$242 principal amount of the January 2021 Notes, among other debt repurchases incurred that year with those resources.

Schedule of Consolidated Long-Term Debt	The maturities of consolidated long-term debt as of December 31, 2018, were as follows:

		2018
2020	Ps	11,523
2021		23,603
2022		30,175
2023		15,342
2024 and thereafter		101,431

	Ps	182,074

Schedule of Lines of Credit

As of December 31, 2018, CEMEX had the following lines of credit, of which, the only commited portion referes to the revolving credit facility, at annual interest rates ranging between 0.75% and 8.50%, depending on the negotiated currency:

		Lines of credit	Available
Other lines of credit in foreign subsidiaries	Ps	9,440	7,286
Other lines of credit from banks		11,294	8,956
Revolving credit facility		22,303	16,211

	Ps	43,037	32,453

Summary of Margin over LIBOR Depending on Leverage Ration

All tranches under the 2017 Credit Agreement have substantially the same terms, including an applicable margin over LIBOR or EURIBOR, as applicable, of between 125 to 350 basis points, depending on the Leverage Ratio (as defined below) of CEMEX, as follows:

Consolidated Leverage Ratio	Applicable margin
> = 5.50x	350 bps
< 5.00x > 4.50x	300 bps
< 4.50x > 4.00x	250 bps
< 4.00x > 3.50x	212.5 bps
< 3.50x > 3.00x	175 bps
< 3.00x > 2.50x	150 bps
< 2.50x	125 bps

Summary of Coverage Ratio and Leverage Ratio

As of December 31, 2018, CEMEX must comply with a Coverage Ratio and a Leverage Ratio for each period of four consecutive fiscal quarters as follows:

Period	Coverage Ratio	Period	Leverage Ratio
For the period ending on December 31, 2018 up to and including the period ending on March 31, 2020	> = 2.50	For the period ending on December 31, 2018 up to and including the period ending on March 31, 2019	< = 4.75
		For the period ending on June 30, 2019 up to and including the period ending on March 31, 2020	< = 4.50
For the period ending on June 30, 2020 and each subsequent reference period	> = 2.75	For the period ending on June 30, 2020 and each subsequent reference period	< = 4.25

Summary of Consolidated Financial Ratios

 For the compliance periods ended as of December 31, 2018, 2017 and 2016, under the 2017 Credit Agreement and the 2014 Credit Agreement, as applicable, the main consolidated financial ratios were as follows:

		Consolidated financial ratios
		2018	2017	2016
Leverage Ratio[1,2]	Limit	< = 4.75	< = 5.25	< = 6.00
	Calculation	3.84	3.85	4.22

Coverage Ratio[3]	Limit	> = 2.50	> = 2.50	> = 1.85
	Calculation	4.41	3.46	3.18

1

The Leverage Ratio is calculated in pesos by dividing “Funded debt” by pro forma Operating EBITDA for the last twelve months as of the calculation date. Funded debt equals debt, as reported in the statement of financial position, excluding finance leases, components of liability of convertible subordinated notes, plus perpetual debentures and guarantees, plus or minus the fair value of derivative financial instruments, as applicable, among other adjustments.

2

Pro forma Operating EBITDA represents, all calculated in pesos, Operating EBITDA for the last twelve months as of the calculation date, plus the portion of Operating EBITDA referring to such twelve-month period of any significant acquisition made in the period before its consolidation in CEMEX, minus Operating EBITDA referring to such twelve-month period of any significant disposal that had already been liquidated.

3

The Coverage Ratio is calculated in pesos using the amounts from the financial statements, by dividing the pro forma Operating EBITDA by the financial expense for the last twelve months as of the calculation date. Financial expense includes interest accrued on the perpetual debentures.

Summary of Other Financial Obligations

As of December 31, 2018 and 2017, other financial obligations in the consolidated statement of financial position are detailed as follows:

		2018				2017
		Short-term	Long-term	Total		Short-term	Long-term	Total
I. Convertible subordinated notes due 2020	Ps	—	10,097	10,097	Ps	—	9,985	9,985
II. Convertible subordinated notes due 2018		—	—	—		7,115	—	7,115
III. Mandatorily convertible securities due 2019		374	—	374		323	371	694
IV. Liabilities secured with accounts receivable		11,770	—	11,770		11,313	—	11,313
V. Finance leases		595	1,931	2,526		611	2,503	3,114

	Ps	12,739	12,028	24,767	Ps	19,362	12,859	32,221

Summary of Carrying Amounts and Fair Value of Financial Instruments

As of December 31, 2018 and 2017, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2018			2017
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative instruments (notes 13.2 and 16.4)	Ps	297	297	Ps	794	794
Other investments and non-current accounts receivable (note 13.2)		4,974	4,974		4,964	4,964

	Ps	5,271	5,271	Ps	5,758	5,758

Financial liabilities
Long-term debt (note 16.1)	Ps	182,074	179,740	Ps	177,022	184,220
Other financial obligations (note 16.2)		12,028	11,924		12,859	13,381
Derivative instruments (notes 16.4 and 17)		406	406		402	402

	Ps	194,508	192,070	Ps	190,283	198,003

Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy

As of December 31, 2018 and 2017, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories:

2018		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative instruments (notes 13.2 and 16.4)	Ps	—	297	—	297
Investments in strategic equity securities (note 13.2)		217	—	—	217
Other investments at fair value through earnings (note 13.2)		—	428	—	428

	Ps	217	725	—	942

Liabilities measured at fair value
Derivative instruments (notes 16.4 and 17)	Ps	—	406	—	406

2017		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative instruments (notes 13.2 and 16.4)	Ps	—	794	—	794
Investments in strategic equity securities (note 13.2)		275	—	—	275
Other investments at fair value through earnings (note 13.2)		—	441	—	441

	Ps	275	1,235	—	1,510

Liabilities measured at fair value
Derivative instruments (notes 16.4 and 17)	Ps	—	402	—	402

Summary of Derivative Financial Instruments

As of December 31, 2018 and 2017, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

		2018		2017
		Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedge	US$	1,249	2	1,160	47
II. Foreign exchange forwards related to forecasted transactions		—	—	381	3
III. Equity forwards on third party shares		111	2	168	7
IV. Interest rate swaps		1,126	(8)	137	16
V. Fuel price hedging		122	(14)	72	20
VI. 2019 Mandatorily Convertible Securities		—	(1)	—	(20)

	US$	2,608	(19)	1,918	73

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency

As of December 31, 2018 and 2017, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

		2018
		Mexico		United States	Europe	South, Central America and the Caribbean	Asia, Middle East and Africa	Others[1]	Total
Monetary assets	Ps		8,400	9,961	13,163	6,046	10,216	2,997	50,783
Monetary liabilities			19,798	33,464	40,153	10,841	12,223	200,731	317,210

Net monetary assets (liabilities)[2]		Ps	(11,398)	(23,503)	(26,990)	(4,795)	(2,007)	(197,734)	(266,427)

Out of which:
Dollars	Ps		(560)	(23,507)	153	(947)	22	(117,677)	(142,516)
Pesos			(10,838)	4	—	(6)	—	(5,469)	(16,309)
Euros			—	—	(10,571)	13	40	(52,942)	(63,460)
Pounds			—	—	(18,241)	—	—	(8,609)	(26,850)
Other currencies			—	–	1,669	(3,855)	(2,069)	(13,037)	(17,292)

	Ps		(11,398)	(23,503)	(26,990)	(4,795)	(2,007)	(197,734)	(266,427)

		2017
		Mexico	United States	Europe	South, Central America and the Caribbean	Asia, Middle East and Africa	Others[1]	Total
Monetary assets	Ps	11,798	9,453	14,182	7,347	9,780	5,163	57,723
Monetary liabilities		17,505	32,158	45,675	12,016	11,522	221,579	340,455

Net monetary assets (liabilities)[2]	Ps	(5,707)	(22,705)	(31,493)	(4,669)	(1,742)	(216,416)	(282,732)

Out of which:
Dollars	Ps	(1,097)	(22,710)	39	(126)	221	(133,530)	(157,203)
Pesos		(4,610)	4	24	—	—	(7,745)	(12,327)
Euros		—	—	(10,155)	2	—	(58,452)	(68,605)
Pounds		—	—	(19,358)	—	—	(9,119)	(28,477)
Other currencies		—	1	(2,043)	(4,545)	(1,963)	(7,570)	(16,120)

	Ps	(5,707)	(22,705)	(31,493)	(4,669)	(1,742)	(216,416)	(282,732)

1	Includes the Parent Company, CEMEX’s financing subsidiaries, as well as Neoris N.V., among other entities.
2	Includes assets held for sale and liabilities directly related with these assets considering that such items will be realized in the short term.